Money Market I Fund (Prospectus Summary) | Money Market I Fund
MONEY MARKET I FUND
Investment Objective
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market I Fund
Management Fees	0.40%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.52%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable

Contract. See the Variable Contract prospectus for information on such charges.

Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market I Fund	53	167	291	653

Principal Investment Strategies of the Fund
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected principally on the basis of quality and yield.

The principal investment technique of the Fund is to invest in high-quality,

short-term money market instruments, including U.S. government securities,

certificates of deposit, bankers' acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations,

repurchase agreements and asset-backed securities.

The Fund is a money market fund and seeks to maintain a stable share price of

$1.00. In order to do this, the Fund must follow rules of the Securities and

Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result,

events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government

-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities  issued or guaranteed by the U.S. Treasury.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

T-Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to January 1, 2002, The Variable Annuity Life Insurance Company ("VALIC")

was the manager of the Fund. SunAmerica Asset Management Corp. ("SAAMCo")

assumed sub-advisory duties effective January 1, 2002.

During the periods shown in the bar chart, the highest return for a quarter was

1.33% (quarter ending March 31, 2001) and the lowest return for a quarter 0.00%

(quarter ending June 30, 2010). For the year-to-date through June 30, 2011, the

Fund's return was 0.00%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market I Fund	Fund	0.02%	2.35%	2.08%
Money Market I Fund T-Bill 3 Month Index	T-Bill 3 Month Index	0.14%	2.13%	2.12%